Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
14. RELATED PARTY TRANSACTIONS
Allocation of General Corporate Expenses
BitNile provides human resources, accounting, and other services to the Company. The Company obtains its business insurance under BitNile. The accompanying financial statements include allocations of these expenses. The allocation method calculates the appropriate share of overhead costs to the Company by using the Company’s revenue as a percentage of total revenue of BitNile. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. BitNile allocated these costs which were treated as Net Investment by Parent as follows:

For the Three Months Ended June 30,		For the Six Months Ended June 30,
2022	2021	2022	2021
$ 480,000	$348,000	$820,000	$695,000
Net Transfers From Our Parent
The Company received funding from BitNile to cover any shortfalls on operating cash requirements. In addition to the allocation of general corporate expenses, the Company received $0.4 million and $3.9 million from BitNile for the six months ended June 30, 2022 and 2021 and nil and $2.6 million for the three months ended June 30, 2022 and 2021, respectively, which are included in Net Parent Investment. The Company also received $1.2 million in advances during the three and six months ended June 30, 2022 which are included in
Short
Term Advance, Related Party on the Consolidated Balance Sheets (see Note 3).

17. RELATED PARTY TRANSACTIONS
Allocation of General Corporate Expenses
BitNile provides human resources, accounting, and other services to the Company. The Company obtains its business insurance under BitNile. The accompanying financial statements include allocations of these expenses. The allocation method calculates the appropriate share of overhead costs to the Company by using the Company’s revenue as a percentage of total revenue of BitNile. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. BitNile allocated $1.4 million and $1.5 million for the years ended December 31, 2021 and 2020, respectively. These costs were treated as a Net Investment by Parent (see Note 3).
Net Transfers From our parent
The Company received funding from BitNile to cover any shortfalls on operating cash requirements. In addition to the allocation of general corporate expenses, the Company received $4.7 million and $5.7 million from BitNile for the years ended December 31, 2021 and 2020, respectively. Such amounts are reflected in the Net Parent Investment (see Note 3)